Accounts Receivable	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2020 and 2019:

	As of March 31,	As of March 31,
	2020	2019
Accounts receivable, gross	$30,036,448	$32,011,536
Less: allowance for doubtful accounts	-	-
Accounts receivable	$30,036,448	$32,011,536

The Company recorded no allowance for doubtful accounts as of March 31, 2020 and 2019. The Company gives its customers credit period of 180 days and continually assesses the recoverability of uncollected accounts receivable. As of March 31, 2020 and 2019, the balances of the Company's accounts receivable are all due within 1 year. The Company believes the balances of its accounts receivable are fully recoverable as of March 31, 2020.